UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/13

Date of reporting period: 03/31/13

Item 1. Schedule of Investments.

Schedule of INVESTMENTS March 31, 2013 (unaudited), all dollars are rounded to thousands

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 41.1%
Australia & New Zealand Banking Group
0.284%, 04/30/2013 r	$3,100	$3,100
Banco Estado Chile/NY
0.230%, 05/20/2013	48,700	48,700
0.240%, 08/20/2013 r	50,000	50,000
Bank of Montreal/Chicago
0.140%, 04/03/2013	50,000	50,000
0.273%, 09/13/2013 r	73,500	73,500
Bank of Nova Scotia/Houston r
0.302%, 08/06/2013	49,000	49,000
0.420%, 08/15/2013	60,000	60,000
0.290%, 02/28/2014	45,000	45,000
Bank of Tokyo-Mitsubishi/NY
0.160%, 04/02/2013	73,000	73,000
0.282%, 07/11/2013 r	48,500	48,500
Canadian Imperial Bank of Commerce/NY r
0.210%, 05/07/2013	50,000	50,000
0.160%, 09/12/2013	50,000	50,000
0.320%, 01/08/2014	5,000	5,002
0.310%, 02/04/2014	45,750	45,750
Credit Suisse/NY r
0.252%, 09/09/2013	50,000	50,000
0.284%, 10/25/2013	47,500	47,500
Deutsche Bank/NY r
0.400%, 08/19/2013	48,500	48,500
0.260%, 02/14/2014	48,500	48,500
DnB Bank/NY
0.254%, 05/21/2013 r	50,000	50,000
Mitsubishi Trust & Banking/NY
0.353%, 04/16/2013	47,000	47,000
National Australia Bank/NY r
0.385%, 04/09/2013	5,200	5,200
0.355%, 04/12/2013	39,000	39,000
0.382%, 04/24/2013	6,100	6,101
0.234%, 05/03/2013	30,000	30,000
0.357%, 05/29/2013	25,000	25,000
1.442%, 02/14/2014	19,000	19,186
Nordea Bank Finland/NY
0.715%, 04/11/2013 r	3,000	3,001
0.300%, 05/24/2013	20,000	20,000
0.434%, 08/01/2013 r	50,000	50,000
0.770%, 01/27/2014 r	3,000	3,012
0.292%, 02/11/2014 r	44,000	44,000
Rabobank Nederland/NY r
0.455%, 07/12/2013	50,000	50,000
0.384%, 01/15/2014	45,000	45,000
Royal Bank of Canada/NY r
0.530%, 05/29/2013	6,292	6,295
0.355%, 04/04/2014	58,500	58,500
Skandinaviska Enskilda Banken/NY
0.302%, 07/09/2013 r	40,000	40,000
Societe Generale/NY
0.150%, 04/02/2013	37,500	37,500
0.202%, 03/10/2014 r	48,600	48,600
Sumitomo Mitsui Bank/NY r
0.480%, 04/12/2013	55,000	55,000
0.250%, 11/27/2013	48,500	48,500
Svenska Handelsbanken/NY
0.222%, 07/10/2013 r	45,000	45,000
Toronto-Dominion Bank/NY r
0.294%, 05/28/2013	11,250	11,252
0.294%, 05/30/2013	60,000	60,000
0.204%, 08/06/2013	25,000	25,000
0.302%, 10/21/2013	18,000	18,003
Wells Fargo Bank
0.190%, 09/03/2013 r	48,600	48,600
Westpac Banking/NY
0.210%, 05/23/2013 r	34,000	34,000
Total Certificates of Deposit

(Cost $1,818,802)		1,818,802

Other Notes - 13.9%
ANZ National International
1.280%, 12/20/2013 r ■	50,000	50,336
Commonwealth Bank of Australia
1.010%, 03/17/2014 r ■	6,135	6,176
General Electric Capital r
0.443%, 05/08/2013	22,150	22,154
1.189%, 05/22/2013	15,825	15,846
0.880%, 06/19/2013	31,500	31,542
1.155%, 01/07/2014	11,794	11,871
HSBC Bank r ■
0.720%, 05/15/2013	50,300	50,327
0.942%, 08/12/2013	7,000	7,018
International Bank for Reconstruction & Development
0.190%, 01/03/2014 r	30,000	30,000
Metropolitan Life Global Funding r ■
0.475%, 09/10/2013	38,000	38,000
0.680%, 12/12/2013	4,000	4,011
1.055%, 01/10/2014	19,060	19,166
Metropolitan Life Institutional Funding r ■
0.556%, 04/03/2013	49,850	49,850
0.380%, 09/12/2013	10,000	10,000
0.375%, 01/10/2014	14,750	14,750
1.205%, 04/04/2014	13,595	13,714
National Australia Bank
0.993%, 11/08/2013 r ■	25,400	25,505
Svenska Handelsbanken
0.385%, 04/04/2014 r	52,500	52,500
Toronto-Dominion Bank
0.480%, 07/26/2013 r	38,750	38,781
Total Capital Canada
0.383%, 05/13/2013 r	42,392	42,401
Wachovia
2.068%, 05/01/2013 r	8,425	8,438
Westpac Banking r ■
0.855%, 04/08/2013	20,200	20,202
0.370%, 05/01/2014	53,250	53,250
Total Other Notes

(Cost $615,838)		615,838

Asset Backed Commercial Paper ■ - 9.7%
Barton Capital
0.270%, 06/24/2013	48,700	48,700
Fairway Finance r
0.243%, 04/15/2013	23,500	23,500
0.233%, 05/16/2013	17,500	17,500
0.222%, 09/12/2013	25,000	25,000
0.245%, 11/19/2013	24,000	24,000
Gotham Funding 8
0.200%, 04/11/2013	28,818	28,817
0.200%, 04/15/2013	20,000	19,999
Kells Funding
0.160%, 04/08/2013 8	30,000	29,999
0.200%, 05/07/2013 8	23,500	23,495
0.252%, 10/08/2013 r	48,600	48,597
Liberty Street Funding
0.170%, 04/11/2013 8	50,000	49,997
Manhattan Asset Funding Company 8
0.216%, 04/16/2013	18,200	18,198
0.210%, 05/13/2013	30,000	29,993
Nieuw Amsterdam Receivables 8
0.200%, 05/10/2013	15,000	14,997
0.190%, 05/14/2013	25,000	24,994
Total Asset Backed Commercial Paper

(Cost $427,786)		427,786

Financial Company Commercial Paper - 8.1%
ANZ National International
0.253%, 05/07/2013 r ■	30,000	30,000
ASB Finance
0.274%, 07/03/2013 r ■	25,000	25,000
Australia & New Zealand Banking Group
0.348%, 05/01/2013 r ■	53,700	53,700
Commonwealth Bank of Australia r ■
0.338%, 05/17/2013	50,000	50,000
0.339%, 05/17/2013	9,000	9,000
0.343%, 11/08/2013	40,500	40,500
DNB Bank
0.244%, 08/23/2013 r ■	50,000	50,000
Toyota Motor Credit
0.300%, 05/17/2013 8	50,000	49,981
0.253%, 09/12/2013 r	50,000	50,000
Total Financial Company Commercial Paper

(Cost $358,181)		358,181

Variable Rate Demand Notes r - 3.5%
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.140%, 04/04/2013	100	100
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.130%, 04/04/2013	33,250	33,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase & Co.)
0.140%, 04/04/2013	49,600	49,600
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase & Co.)
0.170%, 04/04/2013	4,555	4,555
Minnesota State Housing Finance Agency, Series 2007E (LOC: Wells Fargo Bank)
0.200%, 04/04/2013	3,600	3,600
Northstar Student Loan Trust II, Series 2012A (LOC: Royal Bank of Canada)
0.170%, 04/04/2013	23,000	23,000
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.130%, 04/04/2013	8,000	8,000
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.120%, 04/04/2013	33,350	33,350
Total Variable Rate Demand Notes

(Cost $155,455)		155,455

Government Agency Debt - 2.8%
Federal Home Loan Bank r
0.190%, 04/15/2014	50,000	49,984
0.190%, 04/25/2014	75,000	75,000
Total Government Agency Debt

(Cost $124,984)		124,984

Government Agency Repurchase Agreements - 15.3%
Bank of Nova Scotia/NY
0.190%, dated 03/28/2013, matures 04/01/2013, repurchase price $100,002 (collateralized by government agency debt: Total market value $102,000)	100,000	100,000
BNP Paribas Securities
0.230%, dated 03/28/2013, matures 04/01/2013, repurchase price $100,003 (collateralized by government agency debt: Total market value $102,000)	100,000	100,000
Deutsche Bank Securities
0.250%, dated 03/28/2013, matures 04/01/2013, repurchase price $125,003 (collateralized by government agency debt: Total market value $127,500)	125,000	125,000
HSBC Securities (USA)
0.220%, dated 03/28/2013, matures 04/01/2013, repurchase price $100,002 (collateralized by government agency debt: Total market value $102,000)	100,000	100,000
0.250%, dated 03/28/2013, matures 04/01/2013, repurchase price $100,003 (collateralized by government agency debt: Total market value $102,000)	100,000	100,000
Societe Generale/NY
0.200%, dated 03/28/2013, matures 04/01/2013, repurchase price $150,003 (collateralized by government agency debt: Total market value $153,000)	150,000	150,000
Total Government Agency Repurchase Agreements

(Cost $675,000)		675,000

Treasury Repurchase Agreement - 0.1%
Credit Suisse Securities (USA)
0.180%, dated 03/28/2013, matures 04/01/2013, repurchase price $3,339 (collateralized by U.S. Treasury obligations: Total market value $3,407)	3,339	3,339

(Cost $3,339)
Other Repurchase Agreements - 3.8%
BNP Paribas Securities
0.250%, dated 03/28/2013, matures 05/02/2013, repurchase price $40,010 (collateralized by various securities: Total market value $42,000) ¥	40,000	40,000
HSBC Securities (USA)
0.260%, dated 03/28/2013, matures 04/01/2013, repurchase price $29,001 (collateralized by various securities: Total market value $30,455)	29,000	29,000
J.P. Morgan Securities
0.330%, dated 03/28/2013, matures 05/02/2013, repurchase price $100,032 (collateralized by various securities: Total market value $105,003) ¥	100,000	100,000
Total Other Repurchase Agreements

(Cost $169,000)		169,000

	SHARES
Investment Company Ω - 1.7%
Goldman Sachs Financial Square Money Market Fund, 0.100%	74,639,701	74,640

(Cost $74,640)
Total Investments ▲ - 100.0%
(Cost $4,423,025)		4,423,025

Other Assets and Liabilities, Net - 0.0%		(119)

Total Net Assets - 100.0%		$4,422,906

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2013.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of March 31, 2013, the value of these investments was $1,048,291 or 23.7% of total net assets.
8	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
¥	Security considered illiquid. As of March 31 2013, the value of these investments was $140,000 or 3.2% of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2013.
▲	On March 31, 2013, the cost of investments for federal income tax purposes was approximately $4,423,025. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC - Letter of Credit

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of March 31, 2013 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,818,802	$—	$1,818,802
Other Notes	—	615,838	—	615,838
Asset Backed Commercial Paper	—	427,786	—	427,786
Financial Company Commercial Paper	—	358,181	—	358,181
Variable Rate Demand Notes	—	155,455	—	155,455
Government Agency Debt	—	124,984	—	124,984
Government Agency Repurchase Agreements	—	675,000	—	675,000
Other Repurchase Agreements	—	169,000	—	169,000
Treasury Repurchase Agreement	—	3,339	—	3,339
Investment Company	74,640	—	—	74,640

Total Investments	$74,640	$4,348,385	$—	$4,423,025

During the three-month period ended March 31, 2013, the portfolio recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.